LICENSE AGREEMENTS (Details Textual)	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended		3 Months Ended						3 Months Ended
	Feb. 29, 2012 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Jan. 31, 2014 Janssen Biotech, Inc. [Member] USD ($)	Mar. 31, 2014 JHU License Agreement [Member] USD ($)	Mar. 31, 2014 Minimum [Member] USD ($)	Mar. 31, 2014 Maximum [Member] USD ($)	Mar. 31, 2014 Completion of Phase One [Member] USD ($)	Dec. 31, 2013 Completion of Phase One [Member] USD ($)	Mar. 31, 2014 Obtention of FDA Approval [Member] USD ($)	Dec. 31, 2013 Obtention of FDA Approval [Member] USD ($)	Mar. 31, 2014 Mayo License Agreement [Member]	Mar. 31, 2014 First and Second Anniversary [Member] USD ($)	Mar. 31, 2014 Tenth Anniversary and Thereafter [Member] USD ($)
LICENSE AGREEMENTS [Line Items]
Proceeds From Development Fee					$ 12,500,000
Additional Milestone Payments to be Received Contingent upon Exercise of Options		325,000,000		325,000,000
Common Stock Issued as Additional Consideration for Grant of Certain Rights				18,000									18,000
Milestone Payments To be Made Upon Successful Completion of Certain Phases									100,000	100,000	1,000,000	1,000,000
Accrued Milestone Payments				100,000		1,850,000
Payments for Royalties			20,000											5,000	20,000
Development Milestones							350,000	800,000
Reimbursement Revenue	$ 195,500	$ 1,550,000